Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Class A Number of Shares	Number of Shares	Commitment to issue shares	Additional Paid in Capital	Currency Translation Adjustment	Deficit	Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2020	$ 28,247	$ 82,046,673		$ 8,663,301	$ (86,609)	$ (86,623,488)	$ 4,028,125	$ (5,207,232)	$ (1,179,107)
Balance (in Shares) at Dec. 31, 2020	21	44,723
Exercise of warrants		$ 379,814		(22,905)			356,909		356,909
Exercise of warrants (in Shares)		400
Shares issued in public offering		$ 11,040,000					11,040,000		11,040,000
Shares issued in public offering (in Shares)		6,134
Share issuance costs		$ (1,558,277)					(1,558,277)		(1,558,277)
Shares issued in exchange for debt		$ 1,615,058					1,615,058		1,615,058
Shares issued in exchange for debt (in Shares)		898
Stock-based compensation				66,616			66,616		66,616
Cumulative translation adjustment					(93,521)		(93,521)	(262,106)	(355,627)
Loss and comprehensive loss						(9,573,290)	(9,573,290)	(995,875)	(10,569,165)
Change in accounting policy – presentation currency					180,130		180,130	283,046	463,176
Balance at Feb. 01, 2021	$ 28,247	$ 93,523,268		8,707,012		(96,196,778)	6,061,749	(6,182,166)	(120,417)
Balance (in Shares) at Feb. 01, 2021	21	52,155
Balance at Dec. 31, 2020	$ 28,247	$ 82,046,673		8,663,301	(86,609)	(86,623,488)	4,028,125	(5,207,232)	$ (1,179,107)
Balance (in Shares) at Dec. 31, 2020	21	44,723
Exercise of warrants (in Shares)									492
Cumulative translation adjustment
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	2,703,326	10,661,294		(101,017,387)	22,602,195	(8,632,539)	13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
Balance at Feb. 01, 2021	$ 28,247	$ 93,523,268		8,707,012		(96,196,778)	6,061,749	(6,182,166)	(120,417)
Balance (in Shares) at Feb. 01, 2021	21	52,155
Exercise of warrants		$ 5,555,728		(108,960)			5,446,768		5,446,768
Exercise of warrants (in Shares)		5,578
Shares issued with acquisition		$ 10,532,735					10,532,735		10,532,735
Shares issued with acquisition (in Shares)		6,462
Commitment to issue shares			2,703,326				2,703,326		2,703,326
Shares issued for services		$ 206,614					206,614		206,614
Shares issued for services (in Shares)		123
Exercise of stock options		$ 408,370		(16,071)			392,299		392,299
Exercise of stock options (in Shares)		492
Stock-based compensation				2,079,313			2,079,313		2,079,313
Loss and comprehensive loss						(4,820,609)	(4,820,609)	(2,450,373)	(7,270,982)
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	2,703,326	10,661,294		(101,017,387)	22,602,195	(8,632,539)	13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
Shares issued with public offering		$ 10,032,360					10,032,360		10,032,360
Shares issued with public offering (in Shares)		37,961
Shares issued with acquisition		$ 419,783	(2,703,326)	2,283,543
Shares issued with acquisition (in Shares)		262
Share issuance costs		$ (1,214,202)					(1,214,202)		(1,214,202)
Holdco shares exchanged for common shares		$ 186,294				(4,562,630)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)		715
Stock-based compensation				1,255,588			1,255,588		1,255,588
Cumulative translation adjustment					156,600		156,600		156,600
Loss and comprehensive loss						(8,433,909)	(8,433,909)	(1,693,458)	(10,127,367)
Balance at Sep. 30, 2022	$ 28,247	$ 119,650,950		14,200,425	156,600	(114,013,926)	20,022,295	(5,949,660)	14,072,635
Balance (in Shares) at Sep. 30, 2022	21	103,748
Balance at Dec. 31, 2021	$ 28,247	$ 110,226,715	2,703,326	10,661,294		(101,017,387)	22,602,195	(8,632,539)	13,969,656
Balance (in Shares) at Dec. 31, 2021	21	64,810
Shares issued with public offering		$ 12,132,360					12,132,360		12,132,360
Shares issued with public offering (in Shares)		169,206
Shares issued in private placement		$ 1,119,373					1,119,373		$ 1,119,373
Shares issued in private placement (in Shares)		25,768
Exercise of warrants (in Shares)
Shares issued with acquisition		$ 425,445	(2,703,326)	2,277,881
Shares issued with acquisition (in Shares)		262
Share issuance costs		$ (1,736,662)					(1,736,662)		(1,736,662)
Holdco shares exchanged for common shares		$ 186,294				(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)		715
Stock-based compensation				1,567,583			1,567,583		1,567,583
Cumulative translation adjustment					154,970		154,970		154,970
Loss and comprehensive loss						(20,327,007)	(20,327,007)	(2,146,185)	(22,473,192)
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525		14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)	4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Balance at Sep. 30, 2022	$ 28,247	$ 119,650,950		14,200,425	156,600	(114,013,926)	20,022,295	(5,949,660)	14,072,635
Balance (in Shares) at Sep. 30, 2022	21	103,748
Shares issued with public offering		$ 2,100,000					2,100,000		2,100,000
Shares issued with public offering (in Shares)		131,245
Shares issued in private placement		$ 1,119,373					1,119,373		1,119,373
Shares issued in private placement (in Shares)		25,768
Shares issued with acquisition		$ 5,662		(5,662)
Share issuance costs		(522,460)					(522,460)		(522,460)
Stock-based compensation				311,995			311,995		311,995
Cumulative translation adjustment					(1,630)		(1,630)		(1,630)
Loss and comprehensive loss						(11,893,098)	(11,893,098)	(452,727)	(12,345,825)
Balance at Dec. 31, 2022	$ 28,247	$ 122,353,525		14,506,758	154,970	(125,907,025)	11,136,475	(6,402,387)	4,734,088
Balance (in Shares) at Dec. 31, 2022	21	260,761
Shares issued with public offering		$ 2,250,000					2,250,000		2,250,000
Shares issued with public offering (in Shares)		156,250
Exercise of warrants		$ 4,446,200					4,446,200		$ 4,446,200
Exercise of warrants (in Shares)		252,625
Share issuance costs		$ (226,544)					(226,544)		$ (226,544)
Stock-based compensation				(1,154,308)			(1,154,308)		(1,154,308)
Cumulative translation adjustment					23,383		23,383		23,383
Loss and comprehensive loss						(4,415,796)	(4,415,796)	(603,271)	(5,019,067)
Balance at Sep. 30, 2023	$ 28,247	$ 128,823,181		$ 13,352,450	$ 178,353	$ (130,322,821)	$ 12,059,410	$ (7,005,658)	$ 5,053,752
Balance (in Shares) at Sep. 30, 2023	21	669,636